LOANS, NET, Direct Loans, Net (Details) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Direct loans [Abstract]
Loans	S/ 119,602,591	S/ 120,621,183
Credit cards	6,187,910	5,626,026
Leasing receivables	6,174,850	6,446,450
Factoring receivables	3,976,898	3,572,697
Discounted notes	2,982,291	2,718,321
Advances and overdrafts in current account	219,932	69,238
Refinanced loans	2,100,018	1,800,465
Total direct loans	141,244,490	140,854,380
Internal overdue loans and under legal collection loans	5,945,779	5,562,439
Direct loans including internal overdue loans and under legal collection loans	147,190,269	146,416,819
Add (less) [Abstract]
Accrued interest	1,516,962	1,280,262
Unearned interest	(80,857)	(99,669)
Total direct loans	148,626,374	147,597,412
Allowance for loan losses	(7,872,402)	(8,477,308)
Total loans, net	140,753,972	139,120,104
Direct Loans, Net [Abstract]
Internal overdue loans	S/ 5,953,821	S/ 5,562,439
MiBanco [Member]
Direct Loans, Net [Abstract]
Debt rescheduling rate	3.69%	5.25%
Bcp and MiBanco [Member]
Direct Loans, Net [Abstract]
Loans portfolio rescheduled	S/ 11,448,700	S/ 20,961,100
Bcp and MiBanco [Member] | Minimum [Member]
Direct Loans, Net [Abstract]
Term of loans rescheduled	30 days
Bcp and MiBanco [Member] | Maximum [Member]
Direct Loans, Net [Abstract]
Term of loans rescheduled	90 days
SME Products [Member] | BCP [Member]
Direct Loans, Net [Abstract]
Debt rescheduling rate	22.18%	34.00%
Consumer Loans [Member]
Add (less) [Abstract]
Allowance for loan losses	S/ (1,680,765)	S/ (1,896,773)
Direct Loans, Net [Abstract]
Internal overdue loans	S/ 464,198	S/ 336,440
Consumer Loans [Member] | BCP [Member]
Direct Loans, Net [Abstract]
Debt rescheduling rate	4.08%	11.40%
Reactiva Peru Program [Member]
Direct Loans, Net [Abstract]
Credits granted	S/ 8,877,200	S/ 18,404,600
Loans portfolio rescheduled	5,669,200	7,539,900
Internal overdue loans	1,047,800	1,061,000
Fae Mype1 [Member] | MiBanco [Member]
Direct Loans, Net [Abstract]
Credits granted	3,900	14,800
Fae Mype2 [Member] | MiBanco [Member]
Direct Loans, Net [Abstract]
Credits granted	83,600	209,900
Loans portfolio rescheduled	S/ 36,700	S/ 55,900